EMPLOYEE STOCK OWNERSHIP AND 401(k) PLANS	12 Months Ended
Dec. 31, 2013
EMPLOYEE STOCK OWNERSHIP AND 401(k) PLANS [Abstract]
EMPLOYEE STOCK OWNERSHIP AND 401(k) PLANS

NOTE 21 - EMPLOYEE STOCK OWNERSHIP AND 401(k) PLANS

The Bank maintains the First Citizens National Bank of Dyersburg Employee Stock Ownership Plan (the "ESOP") and the First Citizens National Bank 401(k) Plan (the "401(k) Plan") as employee benefits. The plans provide for a contribution annually not to exceed 25% of the total compensation of all participants and afford eligibility for participation to all full-time employees who have completed at least one year of service and are age 21 or older.

The Company annually contributes amounts equal to 3% of total eligible compensation to the 401(k) Plan and a discretionary percentage of total eligible compensation to the ESOP.  The annual discretionary percentage of total eligible compensation was 7% for 2013 and 2012.  Total eligible compensation for both plans consists of total compensation subject to income tax.  Total eligible compensation includes any salary deferrals made through the 401(k) Plan and Section 125 Cafeteria Plan and is subject to maximum limits set annually by the IRS.  Each participant may also elect to defer up to 75% of his or her pay into the 401(k) Plan, subject to dollar limitations imposed by law.

Employer cash contributions to the 401(k) Plan totaled approximately $402,000 in 2013, $382,000 in 2012, and $365,000 in 2011.  Employer cash contributions to the ESOP totaled approximately $966,000 in 2013, $895,000 in 2012, and $735,000 in 2011. Cash contributions to the 401(k) Plan and ESOP are reported in Salaries and Employee Benefits in Non-Interest Expenses on the Consolidated Statements of Income.

The ESOP is a non-leveraged plan and all shares of Company common stock owned by the ESOP were allocated to participants as of December 31, 2012 and 2013.  Cash dividends paid by the Company on common stock held by the ESOP are charged to retained earnings.  All shares owned by the ESOP are considered outstanding for earnings per share computations.  In the event a terminated or retired ESOP participant desires to sell his or her shares of Company common stock, or if certain employees elect to diversify their account balances, the Company may be required to purchase the shares from the participant at their fair market value.  The ESOP owned 703,393 shares of Company common stock with an estimated fair value of $30.0 million as of December 31, 2013 and 716,786 shares of Company common stock with an estimated fair value of $28.0 million as of December 31, 2012.